LEASE LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITIES
Current lease liabilities	¥ 15,292	¥ 15,198
Non-current lease liabilities	172,306	177,674
Total lease liabilities	¥ 187,598	¥ 192,872